Fair value measurements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 01, 2019	Dec. 31, 2024	Jun. 30, 2025	Feb. 21, 2025	Feb. 20, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Preferred stock at a price			$ 16.23
Convertible Debt [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Face Amount	$ 24.0	$ 24.0
Debt Instrument, Interest Rate, Effective Percentage	2.90%	2.90%
Debt Instrument, Maturity Date	Mar. 01, 2026	Mar. 01, 2026
Series E Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Preferred stock at a price		$ 16.23	$ 16.23	$ 16.23
Preferred Stock, Shares Issued		37,391,000		85,000	45,000